MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2013				December 31, 2012
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$3,580	$4	$--	$3,584	$2,534	$12	$--	$2,546
Corporate debentures - fixed interest rate	1,018	4	--	1,022	10,156	18	--	10,174
Corporate debentures - floating interest rate	4,835	21	--	4,856	1,512	3	--	1,515

	9,433	29	--	9,462	14,202	33	--	14,235
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	3,346	43	--	3,389	7,159	47	--	7,206
Corporate debentures - fixed interest rate	7,673	90	--	7,763	2,654	63	(5)	2,712
Corporate debentures - floating interest rate	29,255	65	(120)	29,200	8,820	132	--	8,952

	40,274	198	(120)	40,352	18,633	242	(5)	18,870

	$49,707	$227	$(120)	$49,814	$32,835	$275	$(5)	$33,105